LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Supplemental balance sheet information related to leases

	Location on Face of	December 31,
	Balance Sheet	2022
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$40,596

Current operating lease liabilities	Operating lease liabilities - current	$11,261
Noncurrent operating lease liabilities	Operating lease liabilities	31,041

Total operating lease liabilities		$42,302

Weighted average remaining lease term (in years):
Operating leases		3.33

Weighted discount rate:
Operating leases		4.75%

Schedule of Maturities of lease liabilities

For the year ended December 31,	Operating lease
2023	$13,015
2024	13,666
2025	14,349
2026	4,864
2027	—
Total	$45,894
Less: amount representing interest	3,592
Present value of future minimum lease payments	42,302
Less: Current obligations	11,261
Long-term obligations	$31,041